THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
 Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)

SUPPLEMENT DATED DECEMBER 23, 2016 TO
THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED MAY 1, 2016, AS SUPPLEMENTED NOVEMBER 29, 2016

Effective December 1, 2016, Dorcas R. Hardy, an Independent Trustee of The Wright Managed Equity Trust and The Wright Managed Income Trust, resigned as a Trustee of each such Trust. Accordingly, references to Ms. Hardy in the SAI are removed. Mr. Clarke, an Independent Trustee, has been appointed as the Lead Independent Trustee and as Chairman of the Independent Trustees' Committee and Governance Committee in place of Ms. Hardy.

The section of the table relating to "Independent Trustees" in the sub-section entitled "Fund Management" in the section entitled "Management and Organization" on Page 15 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Name, Address and Age	Position(s) with the Trusts	Term* of Office and Length of Service	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trustee/ Director/ Partnership/ Employment
Independent Trustees
James J. Clarke, Ph.D. Born: 1941	Trustee and Chairman of the Audit Committee, Independent Trustees' Committee and Governance Committee	Trustee since December, 2002	Principal, Clarke Consulting (bank consultant - financial management and strategic planning); Director, Reliance Bank, Altoona PA since August 1995; Director - Quaint Oak Bank, Southampton, PA since 2007; Director - Phoenixville Federal Bank & Trust, Phoenixville, PA since 2011.	4	None
Richard E. Taber Born: 1948	Trustee	Trustee since March, 1997	Retired; Chairman and Chief Executive Officer of First County Bank, Stamford, CT through 2011, Director, First County Bank since 2011.	4	None

For more information, please contact the Funds at 1-800-555-0644 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.